American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2040 Portfolio
October 31, 2025

One Choice Blend+ 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.5%
Avantis U.S. Equity Fund G Class	875,282	18,529,713
Avantis U.S. Small Cap Value Fund G Class	115,260	2,048,168
Focused Dynamic Growth Fund G Class(2)	115,342	10,647,221
Focused Large Cap Value Fund G Class	1,395,607	15,477,279
Growth Fund G Class	67,781	4,940,591
Heritage Fund G Class	110,771	3,564,621
Mid Cap Value Fund G Class	221,527	3,626,404
Small Cap Growth Fund G Class	79,651	2,105,972
		60,939,969
International Equity Funds — 25.7%
Avantis Emerging Markets Equity Fund G Class	262,473	3,976,458
Avantis International Equity Fund G Class	867,688	13,206,208
Emerging Markets Fund G Class	184,378	2,844,948
Focused International Growth Fund G Class	242,455	4,817,571
Global Real Estate Fund G Class	201,856	2,795,704
International Small-Mid Cap Fund G Class	153,359	1,857,182
International Value Fund G Class	171,452	1,903,119
Non-U.S. Intrinsic Value Fund G Class	273,496	2,970,163
		34,371,353
Domestic Fixed Income Funds — 21.0%
Avantis Core Fixed Income Fund G Class	2,418,838	20,608,498
High Income Fund G Class	590,208	5,182,026
Inflation-Adjusted Bond Fund G Class	185,141	2,008,775
Short Duration Fund G Class	9,507	93,736
Short Duration Inflation Protection Bond Fund G Class	18,453	199,113
		28,092,148
International Fixed Income Funds — 7.8%
Emerging Markets Debt Fund G Class	291,242	2,760,971
Global Bond Fund G Class	867,589	7,721,540
		10,482,511
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $117,378,299)		133,885,981
OTHER ASSETS AND LIABILITIES — 0.0%		(5,854)
TOTAL NET ASSETS — 100.0%		$133,880,127

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$21,938	$392	$4,826	$1,026	$18,530	875	$459	—
Avantis U.S. Small Cap Value Fund	1,939	47	66	128	2,048	115	6	—
Focused Dynamic Growth Fund(3)	10,184	206	976	1,233	10,647	115	137	—
Focused Large Cap Value Fund	14,502	1,052	430	353	15,477	1,396	5	$97
Growth Fund	4,461	263	255	472	4,941	68	25	—
Heritage Fund	3,434	142	8	(3)	3,565	111	—	—
Mid Cap Value Fund	3,460	159	39	46	3,626	222	(2)	22
Small Cap Growth Fund	1,949	27	7	137	2,106	80	—	—
Avantis Emerging Markets Equity Fund	3,804	6	216	382	3,976	262	24	—
Avantis International Equity Fund	8,047	4,784	352	727	13,206	868	4	—
Emerging Markets Fund	2,777	—	307	375	2,845	184	64	—
Focused International Growth Fund	4,504	168	59	205	4,818	242	—	—
Global Real Estate Fund	2,665	67	67	131	2,796	202	(2)	—
International Small-Mid Cap Fund	1,799	4	69	123	1,857	153	4	—
International Value Fund	1,713	121	44	113	1,903	171	2	—
Non-U.S. Intrinsic Value Fund	2,809	64	53	150	2,970	273	1	—
Avantis Core Fixed Income Fund	19,398	1,781	900	329	20,608	2,419	(2)	237
High Income Fund	4,896	385	132	33	5,182	590	—	93
Inflation-Adjusted Bond Fund	1,857	127	23	48	2,009	185	(2)	—
Short Duration Fund	61	33	—	—	94	10	—	1
Short Duration Inflation Protection Bond Fund	123	75	1	2	199	18	—	—
Emerging Markets Debt Fund	2,586	131	50	94	2,761	291	—	65
Global Bond Fund	7,236	652	237	71	7,722	868	(3)	110
	$126,142	$10,686	$9,117	$6,175	$133,886	9,718	$720	$625
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.